CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME
Profit/(loss) for the period	$ 100	$ 26	$ 157	$ (48)
Foreign currency translation adjustments:
Arising in the period	1	(13)	2	1
Foreign currency translation adjustments	1	(13)	2	1
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	(49)	55	40	103
Movement in deferred tax	15	(5)	7	(12)
Effective portion of changes in fair value of cash flow hedges	(34)	50	47	91
Items that will not be reclassified to income statement
Re-measurement gain on employee benefit obligations	24	1	52	16
Deferred tax movement on employee benefit obligations	(7)	2	(15)	(2)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	17	3	37	14
Total other comprehensive (expense)/income for the period	(16)	40	86	106
Total comprehensive income for the period	84	66	243	58
Attributable to:
Equity holders	$ 84	$ 66	$ 243	$ 58